Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [Line Items]
Expected contributions to defined benefit plans for the fiscal year ending March 31, 2026	¥ 12,136
Contributions charged to expense for the Employees' Pension Insurance Plan	16,204	¥ 14,579	¥ 13,166
Selling, general and administrative expense [member]
Disclosure of defined benefit plans [Line Items]
Contributions charged to expense for the Employees' Pension Insurance Plan	¥ 43,968	¥ 40,974	¥ 40,330
Average life expectancy at age 60 [member]
Disclosure of defined benefit plans [Line Items]
Current average remaining life expectancy of individual male employees retiring at age 60	24 years	24 years	24 years
Current average remaining life expectancy of individual female employees retiring at age 60	29 years	29 years	29 years
Retirement benefit trusts [member] | Equity investments where voting rights were retained [member]
Disclosure of defined benefit plans [Line Items]
Fair values of equity instruments where company retained voting rights	¥ 539,742	¥ 572,801
Fair values of equity instruments where company retained voting rights, percentage of fair values of plan assets	(29.90%)	31.50%